Provision for Income Taxes (Details Narrative) - The Crypto Company, Inc. [Member]	3 Months Ended
Jun. 07, 2017 USD ($)
Increase decrease in valuation allowance	$ 165,600
Net operating loss carryforwards	$ 750,000
Net operating loss carryforwards, expiration	expire in 2037